Accounts Receivable, Net	6 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of September 30, 2024 and March 31, 2024:

	September 30, 2024 (Unaudited)	March 31, 2024

Accounts receivable, gross	$3,445,530	$3,046,298
Less: allowance for doubtful accounts	(1,781,532)	(1,731,517)
Accounts receivable, net	$1,663,998	$1,314,781

Changes of allowance for doubtful accounts for the six months ended September 30, 2024 and the year ended March 31, 2024 were as follows:

	For the
	six months ended September 30, 2024	years ended March 31 2024

Beginning balance	$1,731,517	$1,522,739
Additional reserve through bad debt expense	-	285,264
Exchange rate difference	50,015	(76,486)
Ending balance	$1,781,532	$1,731,517

For the six months ended September 30, 2024 and 2023, the Company record expected credit loss of $Nil and $26,518, respectively.